NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES - Hanire Purchase Agreement (Details)		12 Months Ended
	Dec. 31, 2024 USD ($) D $ / shares shares	Jun. 30, 2025	Oct. 08, 2025 USD ($)	Oct. 01, 2025 $ / shares	Sep. 30, 2025 USD ($)	Sep. 12, 2025 USD ($)	Jul. 01, 2025 $ / shares	Feb. 09, 2024 $ / shares
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Sale price per share (in dollars per share) | $ / shares								$ 60
Stock split	0.0167
Deposit					$ 200,000
Subsequent Event
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Sale price per share (in dollars per share) | $ / shares				$ 0.162			$ 0.162
Aggregate principal amount			$ 10,097,782
Deposit						$ 100,000
Hanire, LLC
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Common Stock that may be issuable | shares	333,333
Sale price per share (in dollars per share) | $ / shares	$ 15
Stock split		0.0167
Maximum aggregate purchase price	$ 5,000,000
Threshold number of shares for purchase by investor as percentage of outstanding voting stock	19.90%
Threshold number of days available to investor to complete the purchase and sale transaction of securities under the securities purchase agreement | D	15
Hanire, LLC | Harine Note
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Interest rate (in percent)	12.00%
Conversion rate as a percentage of specified trading days volume weighted average share price	60.00%
Debt instrument, threshold consecutive trading days | D	20
Hanire, LLC | Harine Note | Upon closing of securities purchase transaction
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Aggregate principal amount	$ 5,000,000
Hanire, LLC | Harine Note | Upon securing settlement amounts outstanding to principal owners of securities broker
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Aggregate principal amount	12,500,000
Hanire, LLC | Harine Note | Upon achievement of positive net income in most recent reporting period
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Aggregate principal amount	7,500,000
Hanire, LLC | Harine Note | Upon receival of approvals for acquisition of Commercial Bancorp of Wyoming
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Aggregate principal amount	15,000,000
Hanire, LLC | Harine Note | Maximum
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Aggregate principal amount	$ 40,000,000